Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events	Note 7 — Subsequent Events There have been no material subsequent events.	Note 12 — Subsequent Events All material subsequent events have been included within footnotes 1, 4, 5, 6 and 10 of the Consolidated Financial Statements.